Stockholders' equity (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-controlling interests	R$ 8,873	R$ 9,390
Income	772	1,035	R$ 1,624
Income	772	1,035	1,624
Banco Itau Chile [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	6,690	6,926
Income	598	887	1,310
Itau Colombia S A [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	19	14
Income		3	38
Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	853	769
Income	147	123	131
Luizacred S A Soc Cred Financiamento Investimento [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	328	377
Income	(49)	(50)	76
Other Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Non-controlling interests	983	1,304
Income	R$ 76	R$ 72	R$ 69